Provision for Contingencies - Summary of Activity of Contingency Provision (Detail) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency Accrual [Roll Forward]
Beginning Balance	R$ 1,368,435	R$ 1,129,074	R$ 5,057,137
Inflation adjustment	58,586	264,511	238,427
Additions/(reversals)	(54,935)	143,517	1,060,755
Write-offs for payment/terminations	(66,573)	(168,667)	(692,001)
Reclassification from liabilities subjected to compromise	4,182,489		(4,535,244)
Ending Balance	5,488,002	1,368,435	1,129,074
Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance			4,434,966
Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance			622,171
Labor contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	697,190	543,026	851,536
Inflation adjustment	(22,373)	162,695	15,062
Additions/(reversals)	(41,768)	92,803	569,521
Write-offs for payment/terminations	(101,754)	(101,334)	(130,425)
Reclassification from liabilities subjected to compromise	1,036,172		(762,668)
Ending Balance	1,567,467	697,190	543,026
Labor contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance			849,477
Labor contingencies | Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance			2,059
Tax contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	660,304	576,133	492,357
Inflation adjustment	80,254	99,902	87,679
Additions/(reversals)	(12,237)	49,616	57,812
Write-offs for payment/terminations	37,710	(65,347)	(61,715)
Ending Balance	766,031	660,304	576,133
Tax contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance			492,357
Civil contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	10,941	9,915	3,713,244
Inflation adjustment	705	1,914	135,686
Additions/(reversals)	(930)	1,098	433,422
Write-offs for payment/terminations	(2,529)	(1,986)	(499,861)
Reclassification from liabilities subjected to compromise	3,146,317		(3,772,576)
Ending Balance	R$ 3,154,504	R$ 10,941	9,915
Civil contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance			3,093,132
Civil contingencies | Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance			R$ 620,112